UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2007 to April 30, 2007

Commission File Number of issuing entity: 333-138404

HSBC Private Label Credit Card Master Note Trust (USA) I

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-138404-01

HSBC Funding (USA) Inc. V

(Exact name of depositor as specified in its charter)

HSBC Bank USA, National Association

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification Number of the issuing entity)

20-1968954

(I.R.S. Employer Identification Number of the depositor)

c/o HSBC Finance Corporation Attn: Victoria F. Stach 2700 Sanders Road, Prospect Heights, Illinois (Address of principal executive offices of the issuing entity)	60070 (Zip Code)

847-564-5000

(Telephone number, including area code)

No Change

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Series 2007-1 Class A Notes			X
Series 2007-1 Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES _X__ NO ____

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1 is contained in Exhibit 99.1 attached hereto.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

In the HSBC Credit Card Master Note Trust (USA) I Form 10-K for the period ended December 31, 2006 as filed with the SEC on March 29, 2007, litigation referred to as Pinon et al. v. Bank of America, N.A., et al. (N.D. CA. No. C07 0772) was disclosed. On May 9, 2007, the plaintiffs filed an amended complaint in that matter that did not name HSBC Finance Corporation or any other HSBC entity that is relevant to the HSBC Credit Card Master Note Trust (USA) I or any of its affiliates, as defendants. As a result, we deem this matter to be resolved.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Servicing Statement for the Due Period ending April 30, 2007 and the related Distribution Date of May 15, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: May 22, 2007

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC PRIVATE LABEL CREDIT CARD MASTER NOTE TRUST (USA) I

By: /s/ Patrick D. Schwartz
Name: Patrick D. Schwartz
Title: Vice President, Deputy General Counsel - Corporate
& Assistant Secretary

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicing Statement for the Due Period ending April 30, 2007 and the related Distribution Date of May 15, 2007.

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